Capital Structure and Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2017
Capital Structure and Financial Risk and Related Items
Summary of the Company's share activity

Ordinary shares
No. '000
Revised (*)
January 1, 2015	465,137
Issuance of deferred shares	1,422
Exercise of warrants for cash	2,158

December 31, 2015	468,717
Issuance of deferred shares	1,422
Exercise of warrants for cash	1,300

December 31, 2016	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)

December 31, 2017	94,368

(*)

Amounts have been revised to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Accordingly, share information previously reported has been revised. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

Schedule of loans and receivables

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Other receivables	518	518	427	427

Total	518	518	427	427

Summary of available-for-sale financial assets

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Included in current assets (Level 1)
Germany	—	—	41,821	41,821
United Kingdom	—	—	1,545	1,545
United States	—	—	37,459	37,459

Total	—	—	80,825	80,825

Summary of trade payables

	2017		2016
	Carrying amount	Fair value	Carrying amount	Fair value
	USD '000	USD '000	USD '000	USD '000
Trade payables	1,203	1,203	2,073	2,073

Total	1,203	1,203	2,073	2,073

Foreign Currency
Capital Structure and Financial Risk and Related Items
Summary of impact on the Group's statement of profit or loss of possible changes in the USD, GBP and Euro exchange rates against the Group's functional currencies, USD, DKK and Euro

Currency	Possible change	2017	2016	2015
		USD '000	USD '000	USD '000
USD	+/–10%	+5,625/–5,625	+7,124/–7,124	+8,068/–8,068
GBP	+/–10%	+128/–128	+430/–430	+1,001/–1,001
EUR	+/–2%	+506/–506	+1,212/–1,212	+1,424/–1,424